Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows of operating activities
Profit for the year	$ 830,188,000	$ 416,263,000	$ 32,682,000
Proceeds from sales of goods and services	1,459,767,000	1,142,569,000	782,421,000
Dividends received from associates	118,004,000	168,890,000	147,286,000
Recovery of taxes	98,014,000	35,455,000	48,417,000
Interest received	19,018,000	5,210,000	5,123,000
Dividends received from financial investments	1,050,000	1,150,000	150,000
Payments to suppliers and third parties, and other net	(733,001,000)	(597,949,000)	(527,167,000)
Payments to and for employees	(178,147,000)	(149,482,000)	(136,612,000)
Income tax and royalties paid to Peruvian State	(137,391,000)	(58,918,000)	(30,049,000)
Interest paid	(45,524,000)	(38,172,000)	(39,590,000)
Payments of royalties to third parties	(16,174,000)	(15,832,000)	(12,832,000)
Payments for tax litigation	(8,296,000)	(6,862,000)	(10,115,000)
Net increase (decrease) in operating liabilities:
Net cash flows generated from operating activities	577,320,000	486,059,000	227,032,000
Cash flows of investing activities
Proceeds from sale of property, plant and equipment	2,242,000	11,131,000	9,689,000
Payments for acquisition of property, plant and equipment	(473,008,000)	(337,743,000)	(238,669,000)
Payments for acquisition of other assets	(6,900,000)	(2,506,000)	(3,804,000)
Cash contribution in associates	0	(400,000)	0
Net cash flows used in investing activities	(477,666,000)	(117,924,000)	(205,536,000)
Cash flows of financing activities
Issuance of Senior Notes, net of issuance costs	634,344,000	0	0
Proceeds from bank loans	0	0	49,000,000
Payments of financial obligations	(556,750,000)	(79,602,000)	(31,034,000)
Payments of bank loans	0	0	(49,000,000)
Dividends paid to controlling interest	(110,949,000)	(18,440,000)	(18,542,000)
Lease payments	(3,366,000)	(4,138,000)	(4,475,000)
Dividends paid to non-controlling interest	(11,529,000)	(7,343,000)	(1,607,000)
Decrease (increase) of bank accounts in trust	0	34,000	34,000
Net cash flows used in financing activities	(48,250,000)	(109,490,000)	(55,624,000)
Increase (decrease) in cash and cash equivalents for the year, net	51,404,000	258,645,000	(34,128,000)
Cash and cash equivalents at beginning of year	478,435,000	219,790,000	253,918,000
Cash and cash equivalents at year-end	529,839,000	478,435,000	219,790,000
Financing and investing activities not affecting cash flows:
Changes in estimates of mine closure plans	67,231,000	65,397,000	11,879,000
Additions of work in progress	18,299,000	11,243,000	1,715,000
Leases additions	2,640,000	497,000	1,137,000
Due from for sales of assets	101,000	100,000	2,744,000
Contacto Corredores de Seguros S.A.
Cash flows of investing activities
Proceeds from sale of investments	0	1,060,000	27,003,000
S.M.R.L. Chaupiloma Dos de Cajamarca and BISA
Cash flows of investing activities
Proceeds from sale of investments	0	210,534,000	245,000
Sociedad Minera Cerro Verde S.A.A.
Cash flows of operating activities
Profit for the year	1,367,129,000	953,177,000	778,964,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Income tax expense	754,929,000	566,927,000	545,948,000
Depreciation and amortization	654,038,000	585,346,000	543,658,000
Work in progress stockpiles write-off	0	0	1,527,000
Accretion on the provision for remediation and mine closure	11,392,000	11,160,000	9,917,000
Loss on materials obsolescence, net	959,000	6,897,000	12,496,000
Reversal of Supplemental fund retirement deferred	0	(5,414,000)
Loss on asset values impairment	21,000	19,000	3,546,000
Gain on sale of property, plant and equipment	3,371,000	370,000	138,000
Gain on uncertain income tax positions	(26,724,000)	(2,373,000)	(1,617,000)
Canceled capital projects	0	0	2,164,000
Share-based payments cost	2,552,000	2,166,000	2,776,000
Net (increase) decrease in operating assets:
Trade and other receivables	(389,824,000)	78,498,000	113,420,000
Other accounts receivable	(4,412,000)	(825,000)	1,178,000
Inventories and stockpiles and ore on leach pads	(10,544,000)	35,942,000	(22,305,000)
Other non-financial assets	(39,222,000)	9,418,000	52,204,000
Net increase (decrease) in operating liabilities:
Trade and other payables	36,202,000	(9,950,000)	(31,375,000)
Other accounts payable	18,700,000	2,721,000	(15,981,000)
Benefits to employees	23,518,000	2,651,000	(26,396,000)
Other provisions	(4,294,000)	14,851,000	2,129,000
Interest paid (not included in the financing activities)	(1,789,000)	(1,765,000)	(1,774,000)
Interest on lease payments	(5,083,000)	(3,320,000)	(3,685,000)
Income tax paid	(650,996,000)	(547,898,000)	(599,674,000)
Net cash flows generated from operating activities	1,739,923,000	1,698,598,000	1,367,258,000
Cash flows of investing activities
Proceeds from sale of property, plant and equipment	965,000	271,000	2,277,000
Payments for acquisition of property, plant and equipment	(388,382,000)	(345,802,000)	(312,206,000)
Stripping activity asset	(381,615,000)	(312,608,000)	(344,054,000)
Net cash flows used in investing activities	(769,032,000)	(658,139,000)	(653,983,000)
Cash flows of financing activities
Lease payments	(22,495,000)	(10,398,000)	(7,423,000)
Dividends	(550,000,000)	(850,000,000)	(750,000,000)
Net cash flows used in financing activities	(572,495,000)	(860,398,000)	(757,423,000)
Increase (decrease) in cash and cash equivalents for the year, net	398,396,000	180,061,000	(44,148,000)
Cash and cash equivalents at beginning of year	689,677,000	509,616,000	553,764,000
Cash and cash equivalents at year-end	1,088,073,000	689,677,000	509,616,000
Transactions with no effects in cash flows:
Changes on the provision for remediation and mine closure	$ 8,167,000	$ 36,885,000	$ (40,425,000)